OTHER EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of other expenses, net
Other expenses, net are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Other income	10,958	12,446	8,105
Other expenses	29,856	33,994	13,666
Total other expenses, net	18,898	21,548	5,561